Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Selling, General and administrative expenses
Professional fees	17,500	23,523
Administrative expense	276	7,329
Transfer agent fee	1,325	1,000
Rent expense	9,600	9,600
Total operating expenses	28,701	41,452
Other income (loss)
Total other income (loss)
Net loss	$ (28,701)	$ (41,452)
Net loss per share	$ (0.00)	$ (0.00)
Weighted Average Shares Outstanding	8,575,000	8,575,000